UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ICAHN CAPITAL LP

Address:   767 Fifth Avenue, Suite 4700
           New York, New York  10153


Form 13F File Number: 028-12848


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  Authorized Signatory
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Edward E. Mattner              New York, New York                 11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $    5,019,963
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ --------------- --------- --------- -------------------- ---------- -------- -----------------------
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ --------------- --------- --------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADVENTRX PHARMAMACEUTICALS INC COM NEW         00764X202       281     138,377 SH       SOLE       N/A          138,377
AMYLIN PHARMACEUTICALS INC     COM             32346108    270,452  12,971,328 SH       SOLE       N/A       12,971,328
BIOGEN IDEC INC                COM             09062X103   721,715  12,860,205 SH       SOLE       N/A       12,860,205
CADENCE DESIGN SYSTEM INC      COM             127387108    21,852   2,864,000 SH       SOLE       N/A        2,864,000
CHESAPEAKE ENERGY CORP         COM             165167107   376,965  16,643,030 SH       SOLE       N/A       16,643,030
COMMERCIAL METALS CO           COM             201723103    35,603   2,457,052 SH       SOLE       N/A        2,457,052
CYBERONICS INC                 COM             23251P102    56,241   2,107,972 SH       SOLE       N/A        2,107,972
DYNEGY INC DEL                 COM             26817G300    46,752   9,600,001 SH       SOLE       N/A        9,600,001
ENZON PHARMACEUTICALS INC      COM             293904108    31,690   2,816,861 SH       SOLE       N/A        2,816,861
EXELIXIS INC                   COM             30161Q104     9,240   2,357,110 SH       SOLE       N/A        2,357,110
FOREST LABS INC                COM             345838106    37,522   1,213,120 SH       SOLE       N/A        1,213,120
GENZYME CORP                   COM             372917104   741,879  10,480,000 SH       SOLE       N/A       10,480,000
HAIN CELESTIAL GROUP INC       COM             405217100   120,873   5,040,577 SH       SOLE       N/A        5,040,577
LAWSON SOFTWARE  INC NEW       COM             52078P102   111,461  13,159,546 SH       SOLE       N/A       13,159,546
LIONS GATE ENTMNT CORP         COM NEW         535919203   262,495  35,713,655 SH       SOLE       N/A       35,713,655
LIONS GATE ENTMNT CORP         NOTE 2.938%10/1 535919AF1       906     923,200 PRN      SOLE       N/A          923,200
LIONS GATE ENTMNT CORP         FRNT 3.625% 3/1 535919AG9       334     343,200 PRN      SOLE       N/A          343,200
MASCO CORP                     COM             574599106    55,293   5,022,080 SH       SOLE       N/A        5,022,080
MATTEL INC                     COM             577081102    56,903   2,425,520 SH       SOLE       N/A        2,425,520
MENTOR GRAPHICS CORP           COM             587200106   136,313  12,896,232 SH       SOLE       N/A       12,896,232
MOTOROLA INC                   COM             620076109 1,708,915 200,341,729 SH       SOLE       N/A      200,341,729
NRG ENERGY INC                 COM NEW         629377508    49,487   2,376,880 SH       SOLE       N/A        2,376,880
REGENERON PHARMACEUTICALS      COM             75886F107    66,968   2,444,081 SH       SOLE       N/A        2,444,081
TAKE-TWO INTERACTIVE SOFTWAR   COM             874054109    99,823   9,844,502 SH       SOLE       N/A        9,844,502


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